UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road Stamford, CT	06905

(Address of principal executive offices)	(Zip code)

Robert F. Aufenanger

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

EXCELSIOR

VENTURE INVESTORS III, LLC

SEMI-ANNUAL REPORT

April 30, 2005

LETTER TO MEMBERS

To Our Members of Excelsior Venture Investors III, LLC:

Enclosed, please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2005.

We thank you again for your support and are committed to creating value for you as an investor over the life of the Fund.

Best regards,

Douglas A. Lindgren

President and Chief Executive Officer

Excelsior Venture Investors III, LLC

Portfolio of Investments April 30, 2005 (Unaudited)

Units			Value (Note 1)
INVESTMENT PARTNERSHIP — 99.47%
187,409	Excelsior Venture Partners III, LLC (Cost $86,800,351)		$66,516,919

Principal Amount
MONEY MARKET INSTRUMENTS — 10.53%
$7,045,000	Federal Home Loan Bank Discount Notes, 2.75%, 05/02/05 (Cost $7,043,924)		7,043,924

TOTAL INVESTMENTS (Cost $93,844,275)		110.00%	73,560,843
OTHER ASSETS & LIABILITIES (NET)		(10.00)%	(6,686,468)

NET ASSETS		100.00%	$66,874,375

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

ASSETS:
Investments (Cost $93,844,275) (Note 1)	$73,560,843
Cash	3,809
Receivable from affiliate (Note 2)	32,820

Total Assets	73,597,472

LIABILITIES:
Distribution payable to Members (Note 1C)	6,643,315
Administration fees payable (Note 2)	55,090
Professional fees payable	18,694
Board of Managers fees payable (Note 2)	3,955
Management fees payable (Note 2)	87
Other payables	1,956

Total Liabilities	6,723,097

NET ASSETS	$66,874,375

NET ASSETS consist of:
Paid-in capital	$77,654,806
Unrealized depreciation on investments	(10,780,431)

Total Net Assets	$66,874,375

Units of Membership interests outstanding (no par value, 400,000 authorized)	189,809
NET ASSET VALUE PER UNIT	$352.32

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statement of Operations

For the six months ended April 30, 2005 (Unaudited)

NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
Interest income	$372,701
Dividend income	9,354
Expenses	(890,774)

Net investment (loss) allocated from Portfolio	(508,719)

FUND INVESTMENT INCOME:
Interest income	5,825

Total Fund Investment Income	5,825

FUND EXPENSES:
Administration fees (Note 2)	64,938
Board of Managers fees (Note 2)	5,455
Printing fees	4,955
Postage fees	1,577
Custody fees	992
Professional fees	184
Management fees (Note 2)	120
Miscellaneous expenses	3,321

Total Fund Expenses	81,542

NET INVESTMENT (LOSS)	(584,436)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (Note 1):
Net realized (loss) on investments	(3,529,059)
Net change in unrealized appreciation on investments	3,767,809

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO	238,750

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(345,686)

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
OPERATIONS:
Net investment (loss)	$(584,436)	$(1,652,350)
Net realized (loss) on investments	(3,529,059)	(1,622,131)
Net change in unrealized appreciation/(depreciation) on investments	3,767,809	(955,314)

Net (decrease) in net assets resulting from operations	(345,686)	(4,229,795)

DISTRIBUTION TO UNITHOLDERS:
Distributions	(6,643,315)	—

Net (decrease) in net assets	(6,989,001)	(4,229,795)

NET ASSETS:
Beginning of period	73,863,376	78,093,171

End of period	$66,874,375	$73,863,376

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statement of Cash Flows

For the six months ended April 30, 2005 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Decrease) in Net Assets Resulting from Operations	$(345,686)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash used for operating activities:
Net investment loss allocated from Excelsior Venture Partners III, LLC	508,719
Distributions received from Excelsior Venture Partners III, LLC	6,904,148
Net realized and unrealized gain on investments allocated from Excelsior Venture Partners III, LLC	(238,750)
Net increase in short term investments	(6,843,982)
Decrease in Board of Managers fees payable	(9,045)
Increase in management fees payable	44
Decrease in other expenses payable	(42,247)

Net cash used for operating activities	(66,799)

Net decrease in cash	(66,799)
Cash at beginning of period	70,608

Cash at end of period	$3,809

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

Per Unit Operating Performance:(1)
	Six Months Ended April 30, 2005 (Unaudited)(4)		Year Ended October 31,					April 6, 2001 (Commencement of Operations) to October 31, 2001
			2004(4)		2003(4)	2002(4)
NET ASSET VALUE, BEGINNING OF PERIOD	$389.15		$411.43		$465.95	$492.50		$500.00
Deduction of offering costs from contributions	—		—		—	—		(1.39)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(3.08)		(8.71)		(7.83)	(5.59)		(0.64)
Net realized and unrealized gain (loss) on investment transactions	1.25		(13.57)		(46.69)	(20.96)		(3.96)

Total from investment operations	(1.83)		(22.28)		(54.52)	(26.55)		(4.60)

DISTRIBUTIONS:
In Excess of Investment Income	(35.00)		—		—	—		(1.51)

Total Distributions	(35.00)		—		—	—		(1.51)

NET ASSET VALUE, END OF PERIOD	$352.32		$389.15		$411.43	$465.95		$492.50

TOTAL NET ASSET VALUE RETURN(6)	(0.47	)%(3)	(5.42)%		(11.70)%	(5.39)%		(1.11	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$66,874		$73,863		$78,093	$88,441		$93,481
Ratios to Average Net Assets:
Gross Expenses	2.67	%(2)	2.73%		2.46%	2.62%		0.47	%(2)
Net Expenses	2.67	%(2)	2.60	%(7)	2.46%	2.38	%(5)	0.47	%(2)
Net Investment Loss	(1.60	)%(2)	(2.15)%		(1.81)%	(1.16)%		(0.13	)%(2)
Portfolio Turnover Rate	0.00%		0.00%		0.00%	0.00%		0.00%
(1)	Selected data for a membership interest outstanding throughout each period.
(2)	Annualized.
(3)	Not annualized.
(4)	Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(5)	Net of expense reversals.
(6)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period and assumes dividends and distributions, if any, were reinvested. The Fund’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.
(7)	Net of reimbursement from affiliate.

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

EXCELSIOR VENTURE INVESTORS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2005

(Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Investors III, (the “Fund”) is a non-diversified, closed end management investment company which has registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the “Portfolio”), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or “BDC” under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member’s pro rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The financial information for the Fund as of April 30, 2005 and for the six-month period then ended is unaudited, but includes all adjustments (consisting only of normal recurring accruals) which, in the opinion of management, are necessary in order to make the financial statements not misleading at such date and for the period. Operating results for the six months ended April 30, 2005 are not necessarily indicative of the results that may be expected for the entire year.

A.  Investment Valuation:

The valuation of the Fund’s assets is dependent on the valuation of the Portfolio’s investment securities. Because the Fund invests its assets in interests of the Portfolio, the Fund’s net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio’s assets and liabilities). As of April 30, 2005, the value of the Fund’s investment in the

Portfolio was $66,516,919 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board of Managers under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

The Fund’s interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro rata to its members. However, the Portfolio expects to make periodic pro rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro rata to the members of the Fund.

At April 30, 2005, market quotations were not readily available for the Fund’s allocated share of the Portfolio’s securities valued at $41,959,331 or 62.74% of the Fund’s net assets. Such securities were valued by the Portfolio’s Investment Adviser, under the supervision of the Portfolio’s Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

B.  Security transactions and investment income:

The Fund records its proportional share of the Portfolio’s income, expenses and net realized and unrealized gain (or loss).

The net unrealized gain or loss on investments which is included in the “Net Assets Consist of” section in the statement of assets and liabilities reflects the Fund’s allocated share of the Portfolio’s unrealized gain (loss) on investments and the unrealized gain (loss) of the Fund’s other investments. However, the total unrealized gain (loss) on the Fund’s investment in the Portfolio includes cumulative allocated net investment loss and net realized loss of ($4,352,323) and ($5,150,680), respectively, which are included in the Fund’s Paid-in Capital.

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date. The Fund accrues its own expenses and bears all of the costs of its operations.

C.  Distributions:

The Fund will distribute all cash that the Fund’s Investment Adviser does not expect to use in the operation of the Fund. Due to the nature of the Portfolio’s investments, investors should not expect distributions of cash or property during the first several years of the Fund’s operations. A distribution of $35.00 per share was declared prior to April 30, 2005 and was paid in May 2005.

D.  Income Taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

The cost of the Fund’s investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2005, the Fund has not received information to determine the tax cost of the Portfolio as of April 30, 2005. Accordingly the Fund is not able to determine its unrealized gain or loss on investments on a tax basis as of that date.

E.  Other:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide “Audits of Investment Companies” (the “Guide”). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations reflects separately the Fund’s allocations of income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide’s new requirements.

The Fund bears all costs of its operations.

Note 2 — Investment Advisory Fee and Related Party Transactions

Prior to June 1, 2003, U.S. Trust Company served during the reporting period as Investment Adviser to both the Fund and the Portfolio pursuant to separate Investment Advisory agreements with the Fund and the Portfolio. United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. served as Investment Sub-Advisers to the Portfolio pursuant to Investment Sub-Advisory Agreements with the Investment Adviser and the Portfolio. U.S. Trust Company, N.A. served as Investment Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement with the Investment Adviser and the Fund. U.S. Trust Company was responsible for investing assets not invested in the Portfolio. In return for its services and expenses which U.S. Trust Company assumed under the Investment Advisory Agreement, the Fund paid U.S. Trust Company an advisory fee equal to an annual rate equal of 0.1% of the Fund’s average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio’s final subscription closing date on May 11, 2001, the Portfolio will pay U.S. Trust Company a management fee at an annual rate equal to 2.00% of the Portfolio’s average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. Pursuant to the Investment Sub-Advisory Agreements, U.S. Trust Company paid investment management fees to U.S. Trust NY and U.S. Trust Company, N.A. for services provided to the Portfolio, and paid investment management fees to U.S. Trust Company, N.A. for services provided to the Fund. As of April 30, 2005, $87 was payable to the Investment Adviser.

In addition to the management fee, U.S. Trust Company is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio’s Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the cumulative realized capital gains on all Direct Investments, determined net of cumulative realized capital losses and current net unrealized depreciation on all of the Portfolio’s investments and cumulative net expenses of the Portfolio. Direct Investments means the Portfolio’s investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year. As of, and for the six months ended, April 30, 2005, there was no Incentive Carried Interest earned by the Investment Adviser.

U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, serves as Investment Adviser to the Fund and the Portfolio. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. has assumed the duties and obligations of U.S. Trust Company under the Agreement. The merger had no impact on the management or operations of the investment advisory functions performed for the Fund or the Portfolio, and did not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, Inc.,

as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund’s asset based fee.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, serves as the Fund’s distributor for the offering of units. U.S. Trust Company paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. U.S. Trust Company or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

On November 23, 2004, the Fund engaged Deloitte & Touche LLP (“D&T”) as the Fund’s independent public accountants for the fiscal year ended October 31, 2004, replacing Ernst & Young LLP (“E&Y”), the Fund’s prior independent public accountants. E&Y was terminated by the Fund on October 28, 2004 as a result of concerns regarding their independence at the time of issuance of their report on the Fund’s October 31, 2003 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., an affiliate of the Fund’s Investment Adviser.

On December 16, 2004, Charles Schwab Corporation (“Schwab”) entered into an agreement with the Fund and other funds managed by the Investment Adviser whereby Schwab will fund a reserve account to be held by the Investment Adviser or its affiliate. This reserve account was established so that the Fund and other funds managed by the Investment Adviser will be able to draw upon it to pay in full all costs incurred related to the termination of E&Y. This agreement was executed in order to ensure that these costs related to the termination of E&Y are not borne by the Fund, the other funds managed by the Investment Adviser or their respective shareholders. Schwab is an affiliate of the Fund’s Investment Adviser. In consideration of the funding of the reserve account, the Fund and the other funds managed by the Investment Adviser subrogated all of their claims, causes of action and rights against E&Y for payment of these expenses to Schwab.

Note 3 — Investments in Excelsior Venture Partners III, LLC

As of April 30, 2005, the Fund held an interest of 5% or more of total net assets through the following investments:

Federal Home Loan Bank Discount Notes, 2.75%, 05/02/05	$7,043,924
Federal Farm Credit Bureau Discount Note, 2.65%, 05/30/05	$6,346,826

The Fund’s interest in the Federal Farm Credit Bureau Discount Note referenced above is its pro-rata share of that security held in the portfolio of Excelsior Venture Partners III, LLC.

Note 4 — Pending Litigation

The Investment Adviser was contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Investment Adviser has been providing full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Investment Adviser, these Investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain mutual funds managed by the Investment Advisor. The short-term trading activities permitted under these arrangements have been terminated and the Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The Investment Adviser, and certain of its affiliates, has also been named in five class action lawsuits which allege that the Investment Adviser, certain of its affiliates, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the Investment Advisor. Each seeks unspecified monetary damages and related equitable relief. The Investment Adviser and certain affiliates have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. The Maryland court is expected to hear oral argument on the defendants’ motions to dismiss in mid-June, 2005. The defendants will not be required to answer the complaints until such motions have been decided. In addition, the Maryland court ruled in March 2005 that discovery with respect to all claims in the consolidated actions should be stayed until the court has ruled on the pending motions to dismiss the consolidated complaints.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Investment Adviser believes that the pending Investigations and private lawsuits are not likely to materially affect the Investment Adviser’s ability to provide investment management services to the Fund. The Fund is not a subject of the Investigations nor party to the lawsuits described above.

Note 5 — Guarantees

In the normal course of business, the Fund enters into contractual agreements that provide general indemnifications against losses, costs, claims and liabilities arising from the performance of individual obligations under such agreements. The Fund has had no prior claims or payments pursuant to such agreements. The Fund’s individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available without charge, upon request by calling (800) 647-6972.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund at 800-647-6972 or on the website of the Securities and Exchange Commission at http://www.sec.gov.

Beginning with the Fund’s fiscal quarter ended July 31, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXCELSIOR

VENTURE PARTNERS III, LLC

SEMI-ANNUAL REPORT

April 30, 2005

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2005 (Unaudited)

Principal Amount/ Shares		Acquisition Date ##	Value (Note 1)
TOTAL MONEY MARKET INSTRUMENTS — 28.62%
$5,000,000	Royal Bank of Scotland Commercial Paper, 2.75%, 5/2/05 (Cost $4,999,236)		$4,999,236
10,000,000	Federal Farm Credit Bureau Discount Note, 2.65%, 5/3/05 (Cost $9,997,634)		9,997,634
5,000,000	Du Pont Commercial Paper, 2.75%, 5/5/05 (Cost $4,998,091)		4,998,091
5,000,000	Morgan Stanley Commercial Paper, 2.80%, 5/5/05 (Cost $4,998,056)		4,998,056
5,000,000	UBS Financial Commercial Paper, 2.84%, 5/10/05 (Cost $4,996,055)		4,996,055

	TOTAL MONEY MARKET INSTRUMENTS (Cost $29,989,072)		29,989,072

PUBLIC COMPANIES — 5.91%
Common Stocks — 5.91%
Life Sciences — 5.91%
485,961	Adeza Biomedical Corp. (Nasdaq: ADZA)	09/01	6,196,003

	TOTAL COMMON STOCKS (Cost $3,000,000)		6,196,003

PRIVATE COMPANIES **, #, @ — 56.17%
Common Stocks — 0.00%
Capital Equipment — 0.00%
157,396	MIDAS Vision Systems, Inc.	03/03	—

Life Sciences — 0.00%
46,860	Genoptix, Inc.	07/03	—

	TOTAL COMMON STOCKS (Cost $4,000,000)		—

Preferred Stocks — 50.42%
Capital Equipment — 0.00%
933,593	MIDAS Vision Systems, Inc., Series A-1	03/03	—

Enterprise Software — 11.36%
19,995,000	***Datanautics, Inc. Series A Preferred	01/04	4,000,000
8,532,883	LogicLibrary, Inc., Series A	01/02, 08/03, 05/04, 12/04	3,901,408
20,000,000	***Pilot Software Inc., Series A	05/02 & 04/03	4,000,000

			11,901,408

Information Services — 0.00%
4,425	Cenquest, Inc., Series 2	7/01	—

Life Sciences — 4.20%
1,999,999	Archemix Corporation, Inc., Series A	08/02, 01/03, 11/03	1,999,999
466,666	Archemix Corporation, Inc., Series B	03/04 & 09/04	466,666
942,481	Genoptix, Inc., Series B-1	12/01	501,400
1,403,696	Genoptix, Inc., Series B-2	07/03, 09/03, 12/03	877,450
620,580	Genoptix, Inc., Series C	08/04 & 01/05	554,178

			4,399,693

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2005 (Unaudited) — (continued)

Principal Amount/ Shares		Acquisition Date ##	Value (Note 1)
PRIVATE COMPANIES **, #, @ (continued)
Preferred Stocks (continued)
Medical Technology — 6.13%
4,166,667	Tensys Medical, Inc., Series C	03/02	$5,000,000
1,187,500	Tensys Medical, Inc., Series D	05/04	1,425,000

			6,425,000

Optical — 13.08%
4,330,504	LightConnect, Inc., Series B	07/01	5,000,000
12,292,441	LightConnect, Inc., Series C	12/02	992,000
956,234	NanoOpto Corporation, Series A-1	10/01 & 03/02	—
3,023,399	NanoOpto Corporation, Series B	09/03, 11/03, 01/04, 07/04	1,655,119
5,333,333	OpVista, Inc., Series B	07/01	—
12,671,059	OpVista, Inc., Series C	09/03	5,000,000
102,040	OpVista, Inc., Series D	11/04	1,058,000

			13,705,119

Semiconductor — 9.30%
7,000,000	Chips & Systems, Inc., Series A	03/04	—
2,211,898	Silverback Systems, Inc., Series B-1	02/02	450,052
34,364,257	Silverback Systems, Inc., Series C	0 03/03, 09/03, 04/04	4,298,896
3,096,551	Virtual Silicon Technology, Inc., Series C	12/01	5,000,000

			9.748,948

Wireless — 6.35%
4,433,333	Ethertronics, Inc., Series B	06/01, 09/02, 07/03, 05/04	6,650,001

	TOTAL PREFERRED STOCKS (Cost $65,128,657)		52,830,169

Notes — 5.75%
Enterprise Software — 3.28%
1,433,178	***Datanautics, Inc., Bridge Note	12/04, 01/05, 02/05, 03/05, 04/05	1,433,178
2,000,000	***Pilot Software, Inc., Bridge Note	08/04, 09/04, 10/04, 11/04, 12/04	2,000,000

Semiconductor — 1.54%
281,580	Virtual Silicon Technology, Inc., Bridge Note	10/04, 12/04, 02/05	281,580
1,441,133	Chips & Systems, Inc., Bridge Note	11/04, 01/05, 02/05	—
1,333,400	Silverback Systems, Inc., Bridge Note	01/05, 04/05	1,333,400

Wireless — 0.24%
250,000	Ethertronics, Inc., Bridge Note	01/05	250,000

Optical — 0.69%
722,101	NanoOpto Corp., Bridge Note	12/04	722,101

	TOTAL NOTES (Cost $7,461,392)		6,020,259

Warrants — 0.00%
Semiconductor — 0.00%
67	Silverback Systems, Inc., Warrant	04/05	67

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2005 (Unaudited) — (continued)

Principal Amount/ Shares/ Percent Owned		Acquisition Date ##	Value (Note 1)
PRIVATE COMPANIES **, #, @ (continued)
Warrants (continued)
Wireless — 0.00%
100,000	Ethertronics, Inc.	09/02	$—
115,000	Ethertronics, Inc.	07/03	—
66,667	Ethertronics, Inc.	08/03	—

	TOTAL WARRANTS (Cost $67)		67

	TOTAL — PRIVATE COMPANIES (Cost $76,590,116)		58,850,495

PRIVATE INVESTMENT FUNDS **, # — 6.91%
0.39%	Advanced Technology Ventures VII, LP	08/01-04/05	845,375
1.21%	Burrill Life Sciences Capital Fund	12/02-12/04	1,014,860
1.35%	CHL Medical Partners II, LP	01/02-11/04	581,496
4.94%	CMEA Ventures Partners, LP	12/03-01/05	257,781
0.36%	Morgenthaler Partners VII, LP	07/01-01/05	1,341,285
0.59%	Prospect Venture Partners II, LP	06/01-03/05	1,393,042
0.90%	Sevin Rosen Fund VI, LP	10/04-01/05	282,093
2.36%	Tallwood II, LP	12/02-04/05	977,028
1.75%	Valhalla Partners II, LP	10/03-03/05	551,632

	TOTAL — PRIVATE INVESTMENT FUNDS (Cost $8,564,582)		7,244,592

INVESTMENT COMPANIES — 1.73%
1,808,874	Dreyfus Government Cash Management Fund Institutional Shares (Cost $1,808,874)		1,808,874

TOTAL INVESTMENTS (Cost $119,952,644)		99.34%	104,089,036
OTHER ASSETS & LIABILITIES (NET)		0.66%	689,601

NET ASSETS		100.00%	$104,778,637

**	Restricted as to public resale.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.
@	At April 30, 2005 the Company owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total value of affiliated securities owned at April 30, 2005 was $47,417,317.
***	At April 30, 2005, the Company owned 25% or more of the company’s outstanding voting shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940. Total value of controlled affiliated securities owned at April 30, 2005 was $11,433,178.

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

ASSETS:
Investments in Unaffiliated Issuers, at value (Cost $43,362,528)	$45,238,541
Investments in Controlled Affiliated Issuers, at value (Cost $11,433,178)	11,433,178
Investments in Non Controlled Affiliated Issuers, at value (Cost $65,156,938)	47,417,317

Total Investments, at value (Cost $119,952,644) (Note 1)	104,089,036
Cash	68,868
Interest receivable	118,851
Other receivables	1,097,365
Prepaid insurance	33,462

Total Assets	105,407,582

LIABILITIES:
Management fees payable (Note 2)	510,975
Administration fees payable (Note 2)	61,033
Professional fees payable	25,000
Board of Managers fees payable (Note 2)	23,753
Other payables	8,184

Total Liabilities	628,945

NET ASSETS	$104,778,637

NET ASSETS consist of:
Paid-in capital	$120,642,245
Unrealized depreciation on investments	(15,863,608)

Total Net Assets	$104,778,637

Units of Membership Interests Outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$354.93

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest income from unaffiliated investments	$478,457
Interest income from affiliated investments	108,629
Dividend income	14,734

Total Income	601,820

EXPENSES:
Management fees (Note 2)	1,128,008
Professional fees	125,138
Administration fees (Note 2)	70,776
Insurance expense	31,987
Board of Managers fees (Note 2)	29,753
Custodian fees	9,567
Miscellaneous fees	7,934

Total Expenses	1,403,163

NET INVESTMENT (LOSS)	(801,343)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (Note 1)
Net realized gain on investments in unaffiliated investments	1,587,218
Net realized loss on investments in affiliated investments	(7,146,254)
Net change in unrealized depreciation on investments	5,935,119

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	376,083

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(425,260)

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
OPERATIONS:
Net investment loss	$(801,343)	$(2,318,381)
Net realized loss on investments	(5,559,036)	(2,555,211)
Net change in unrealized appreciation/depreciation on investments	5,935,119	(1,504,828)

Net decrease in net assets resulting from operations	(425,260)	(6,378,420)

DISTRIBUTION TO UNITHOLDERS:
Distributions	(10,875,536)	—

Net decrease in net assets	(11,300,796)	(6,378,420)

NET ASSETS:
Beginning of period	116,079,433	122,457,853

End of period	$104,778,637	$116,079,433

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the six months ended April 30, 2005 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Decrease in Net Assets Resulting from Operations	$(425,260)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net change in unrealized depreciation on investments	(5,935,119)
Purchase of investments	(10,544,504)
Proceeds received from the sale of investments and distributions received from private investment funds	8,834,437
Sale of short-term investments—net	13,728,250
Net realized loss on investments	5,559,036
Increase in interest receivable	(108,276)
Decrease in other receivables	146,365
Increase in prepaid insurance	(29,671)
Decrease in management fees payable	(72,594)
Decrease in Board of Managers fees payable	(44,247)
Decrease in other expenses payable	(164,013)

Net cash provided by operating activities	10,944,404

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash Distributions to Unitholders	(10,875,536)

Net cash used in financing activities	(10,875,536)

Net increase in cash	68,868
Cash at beginning of period	—

Cash at end of period	$68,868

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

Per Unit Operating Performance:(1)
	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31,					April 5, 2001 (Commencement of Operations) to October 31, 2001
			2004	2003		2002
NET ASSET VALUE, BEGINNING OF PERIOD	$393.21		$414.82	$469.14		$495.99		$500.00
Deduction of offering costs from contributions	—		—	—		—		(4.97)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(2.71)		(7.85)	(7.04)		(5.62)		2.81
Net realized and unrealized gain/(loss) on investment transactions	1.27		(13.76)	(47.28)		(21.23)		(0.20)

Total from investment operations	(1.44)		(21.61)	(54.32)		(26.85)		2.61

DISTRIBUTIONS:
Distribution to Members	(36.84)		—	—		—		(1.65)

Total Distributions	(36.84)		—	—		—		(1.65)

NET ASSET VALUE, END OF PERIOD	$354.93		$393.21	$414.82		$469.14		$495.99

TOTAL NET ASSET VALUE RETURN(5)	(0.37	)%(3)	(5.42)%	(11.58)%		(5.41)%		0.52	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$104,779		$116,079	$122,458		$138,495		$146,421
Ratios to Average Net Assets:
Gross Expenses	2.45	%(2)	2.45%	2.27%		2.43%		1.35	%(2)
Net Expenses	2.45	%(2)	2.37%	2.27	%(4)	2.36	%(4)	1.32	%(2)
Net Investment Loss	(1.40	)%(2)	(1.92)%	(1.61)%		(1.15)%		0.58	%(2)
Portfolio Turnover Rate	12.11	%(3)	11.00%	0.00%		0.00%		0.00%
(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Annualized
(3)	Not annualized
(4)	Net of organizational expense reversal
(5)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes dividends and distributions, if any, were reinvested. The Company’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.

Notes to Financial Statements are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or “BDC” under the Investment Company Act of 1940, as amended. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members as soon as is practicable.

As a BDC, the Company must be primarily engaged in the business of furnishing capital and making available managerial assistance to companies that generally do not have ready access to capital through conventional financial channels. The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies and, to a lesser extent, domestic and international private funds, negotiated private investments in public companies and international direct investments that the Investment Adviser believes offer significant long-term capital appreciation potential. Venture capital and private investment companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

Costs incurred in connection with the initial offering of units totaled $1,468,218. Each member’s pro rata share of these costs was deducted from his, her or its initial capital contribution.

The financial statements reflect all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for the fair statement of the results for the interim period. The results of operations for interim periods are not necessarily indicative of results for the entire year.

The following is a summary of the Company’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. Certain amounts in the prior period financial statements have been reclassified to conform to the current period’s financial statements.

A.  Investment Valuation:

The Company values portfolio securities quarterly and at such other times as, in the Board of Managers view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the investee company such as earnings, net worth, reliable private sale prices of the investee company’s securities, the market prices for similar securities of comparable companies, an assessment of the investee company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board of Managers under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The valuation of the Company’s private investment funds is based upon its pro-rata share of the value of the net assets of the private investment fund as determined by such private investment fund, in accordance with its partnership agreement, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to the Company’s investments in private investment funds is not available by reason of timing or other event on the valuation date, or are deemed to be unreliable by the Investment Adviser, the Investment Adviser, under supervision of the Board of Managers, shall determine such value based on its judgment of fair value on the appropriate date, less applicable charges, if any.

At April 30, 2005, market quotations were not readily available for securities valued at $66,095,087 or 63.08% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

B.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Company bears all costs of its operations.

C.  Income taxes:

Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

The cost of the private investment funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the private investment funds. As of April 30, 2005, the Company had not received information to determine the tax cost of the private investment funds as of that date. The cost basis for federal tax purposes of the Company’s other investments at April 30, 2005 was $111,388,062, and those investments had net depreciation on a tax basis at April 30, 2005 of $14,543,618, consisting of gross appreciation of $17,549,460 and gross depreciation of $32,093,078.

D.  Dividends to members:

The Company will distribute all cash that the Investment Adviser does not expect to use in the operation of the Company. Due to the nature of the Company’s investments, investors should not expect distributions of cash or property during the first several years of the Company’s operations.

Note 2 — Investment Advisory Fee, Administration Fee and Related Party Transactions

Prior to June 1, 2003, and pursuant to an Investment Advisory Agreement (the “Agreement”), U.S. Trust Company served during the reporting period as the Investment Adviser to the Company pursuant to an Investment Advisory Agreement with the Company. Under the Agreement for the services provided, the Investment Adviser is entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s average quarterly net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Prior to June 1, 2003, and pursuant to sub-advisory agreements among the Company, U.S. Trust Company, United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A., U.S. Trust NY and U.S. Trust Company, N.A. served as the investment sub-advisers to the Company and received an investment management fee from the Investment Adviser. As of April 30, 2005 $510,975 was payable to the Investment Adviser.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the Company’s cumulative realized capital gains on Direct Investments, net of cumulative realized capital losses and current net unrealized capital depreciation on all of the Company’s investments and cumulative net expenses of the Company. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. The Incentive Carried Interest will be determined annually as of the end of each calendar year. For the six month period ended April 30, 2005, there was no Incentive Carried Interest earned by the Investment Adviser.

U.S. Trust NY is a New York state-chartered bank and trust company and a member of the Federal Reserve System. Effective June 1, 2003, U.S. Trust Company merged into U.S. Trust Company, N.A., a nationally chartered bank. Pursuant to an assumption agreement dated June 1, 2003, U.S. Trust Company, N.A. assumed the duties and obligations of U.S. Trust Company under the Agreement. As a result, U.S. Trust Company, N.A., acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, now serves as Investment Adviser to the Company with U.S. Trust NY, acting through its registered investment advisory division, U.S. Trust — New York Asset Management Division, serving as a sub-investment adviser. The merger had no impact on the management or operations of the investment advisory functions performed for the Company, and did not constitute a change in control. U.S. Trust NY and U.S. Trust Company, N.A. are each a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company’s custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, served as the Company’s distributor for the offering of units. The Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from the offering.

Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

As of April 30, 2005, Excelsior Venture Investors III, LLC had an investment in the Company of $66,516,919. This represents an ownership interest of 63.48% in the Company as of that date.

On November 23, 2004, the Company engaged Deloitte & Touche LLP (“D&T”) as the Company’s independent public accountants for the fiscal year ended October 31, 2004, replacing Ernst & Young LLP (“E&Y”), the Company’s prior independent public accountants. E&Y was terminated by the Company on October 28, 2004 as a result of concerns regarding their independence at the time of issuance of their report on the Company’s October 31, 2003 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., an affiliate of the Company’s Investment Adviser.

On December 16, 2004, Charles Schwab Corporation (“Schwab”) entered into an agreement with the Company and other funds managed by the Investment Adviser whereby Schwab will fund a reserve account to be held by the Investment Adviser or its affiliate. This reserve account was established so that the Company and other funds managed by the Investment Adviser will be able to draw upon it to pay in full all costs incurred related to the termination of E&Y. This agreement was executed in order to ensure that these costs related to the termination of E&Y are not borne by the Company, the other funds managed by the Investment Adviser or their respective shareholders. Schwab is an affiliate of the Company’s Investment Adviser. In consideration of the funding of the reserve account, the Company and the other funds managed by the Investment Adviser subrogated all of their claims, causes of action and rights against E&Y for payment of these expenses to Schwab.

Note 3 — Purchases and Sales of Securities

Excluding short-term investments, the Company’s purchases and sales of securities for the six-month period ended April 30, 2005 were $10,544,504 and $8,834,437, respectively.

Note 4 — Commitments

As of April 30, 2005, the Company had outstanding investment commitments totaling $16,881,592.

Note 5 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividend income from affiliated companies during the period ended April 30, 2005. Transactions with companies, which are or were affiliates, were as follows:

			For the Six Months Ended April 30, 2005
Name of Investment	Shares/Par Held at October 31, 2004	October 31, 2004 Value	Purchases/ Conversion Acquisitions	Sale/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/Par Held at April 30, 2005	April 30, 2005 Value (Note 1)
Controlled Affiliates
Pilot Software Inc., Series A Preferred	20,000,000	$4,000,000	$—	$—	$—	$—	20,000,000	$4,000,000
Pilot Software Inc., Bridge Note, 9%	750,000	750,000	1,250,000	—	77,178	—	2,000,000	2,000,000
Datanautics Inc., Series A Preferred	19,995,000	4,000,000	—	—	—	—	19,995,000	4,000,000
Datanautics Inc., Bridge Note	—	—	1,433,178	—	7,704	—	1,433,178	1,433,178

Total Controlled Affiliates		$8,750,000	$2,683,178	$—	$84,882	$—		$11,433,178
Non Controlled Affiliates
Adeza Biomedical Corp., Series 5 Preferred	647,948	$3,000,000	$—	$—	$—	$—	485,961	$6,196,003	*
Archemix Corporation, Series A Preferred	1,999,999	1,999,999	—	—	—	—	1,999,999	1,999,999
Archemix Corporation, Series B Preferred	466,666	466,666	—	—	—	—	466,666	466,666
Cenqest, Inc., Series 2 Preferred	4,425	—	—	—	—	—	4,425	—

			For the Six Months Ended April 30, 2005
Name of Investment	Shares/Par Held at October 31, 2004	October 31, 2004 Value	Purchases/ Conversion Acquisitions	Sale/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/Par Held at April 30, 2005	April 30, 2005 Value (Note 1)
Chips & Systems, Inc. Series A Preferred	7,000,000	$3,500,000	$—	$—	$—	$—	7,000,000	$—
Chips & Systems, Inc. Bridge Note	—	—	1,441,133	—	2,440	—	1,441,133	—
Ethertronics Inc., Series B Preferred	4,433,333	6,650,000	—	—	—	—	4,433,333	6,650,001
Ethertronics Inc., Warrant	281,667	—	—	—	—	—	281,667	—
Ethertronics Inc., Bridge Note	—	—	250,000	—	5,206	—	250,000	250,000
Genoptix, Inc., Series B-1 Preferred	942,481	1,253,500	—	—	—	—	942,481	501,400
Genoptix, Inc., Series B-2 Preferred	1,403,696	1,250,000	277,089	—	—	—	1,403,696	877,450
Genoptix, Inc., Common Stock	46,860	—	—	—	—	—	46,860	—
Genoptix, Inc., Series C Preferred	310,290	277,089	—	—	—	—	620,580	554,178
LightConnect, Inc., Series B Preferred	4,330,504	5,000,000	—	—	—	—	4,330,504	5,000,000
LightConnect, Inc., Series C Preferred	12,292,441	992,000	—	—	—	—	12,292,441	992,000
LogicLibrary, Inc., Series A Preferred	7,454,720	3,408,450	492,958	—	—	—	8,532,883	3,901,408
MIDAS Vision Systems, Inc., Series A-1 Preferred	933,593	—	—	—	—	—	933,593	—
MIDAS Vision Systems, Inc., Common Stock	157,396	—	—	—	—	—	157,396	—
Monterey Design Systems, Inc., Common Stock	708,955	—	—	—	—	—	—	—
Monterey Design Systems, Inc., Series 2 Preferred	3,333,333	600,000	—	—	—	(7,146,254)	—	—
NanoOpto Corp., Series A-1 Preferred	956,234	—	—	—	—	—	956,234	—
NanoOpto Corp., Series B Preferred	3,023,399	1,655,119	—	—	—	—	3,023,399	1,655,119
NanoOpto Corp., Bridge Note	—	—	722,101	—	—	—	722,101	722,101
OpVista, Inc., Series B Preferred	5,333,333	—	—	—	—	—	5,333,333	—
OpVista, Inc., Series C Preferred	12,671,059	5,000,000	—	—	—	—	12,671,059	5,000,000
OpVista, Inc., Series D Preferred	—	—	1,058,000	—	—	—	102,404	1,058,000
Silverback Systems, Inc., Series B-1 Preferred	2,211,898	450,051	—	—	—	—	2,211,898	450,052
Silverback Systems, Inc., Series C Preferred	34,364,257	4,298,896	—	—	—	—	34,364,257	4,298,896
Silverback Systems, Inc., Bridge Note	—	—	1,333,400	—	10,137	—	1,333,400	1,333,400

			For the Six Months Ended April 30, 2005
Name of Investment	Shares/Par Held at October 31, 2004	October 31, 2004 Value	Purchases/ Conversion Acquisitions	Sale/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/Par Held at April 30, 2005	April 30, 2005 Value (Note 1)
Silverback Systems, Inc., Warrant	—	$—	$67	$—	$—	$—	67	$67
Tensys Medical, Inc., Series C Preferred	4,166,667	5,000,000	—	—	—	—	4,166,667	5,000,000
Tensys Medical, Inc., Series D Preferred	1,187,500	1,425,000	—	—	—	—	1,187,500	1,425,000
Virtual Silicon Technology, Inc., Series C Preferred	3,096,551	5,000,000	—	—	—	—	3,096,551	5,000,000
Virtual Silicon Technology, Inc., Bridge Note	88,738	88,738	192,842	—	5,964	—	281,580	281,580

Total Non Controlled Affiliates		$51,315,508	$5,767,590	$—	$23,747	$(7,146,254)		$53,613,320

*	Security was not an affiliate as of April 30, 2005 and so is not denoted as such on the April 30, 2005 Portfolio of Investments or included in the cost and market value of affiliated issuers on the April 30, 2005 statement of assets and liabilities.

Note 6 — Pending Litigation

The Investment Adviser was contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Investment Adviser has been providing full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Investment Adviser, these Investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain mutual funds managed by the Investment Advisor. The short-term trading activities permitted under these arrangements have been terminated and the Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The Investment Adviser, and certain of its affiliates, has also been named in five class action lawsuits which allege that the Investment Adviser, certain of its affiliates, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the Investment Advisor. Each seeks unspecified monetary damages and related equitable relief. The Investment Adviser and certain affiliates have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. The Maryland court is expected to hear oral argument on the defendants’ motions to dismiss in mid-June, 2005. The defendants will not be required to answer the complaints until such motions have been decided. In addition, the Maryland court ruled in March 2005 that discovery with respect to all claims in the consolidated actions should be stayed until the court has ruled on the pending motions to dismiss the consolidated complaints.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Investment Adviser believes that the pending Investigations and private lawsuits are not likely to materially affect the Investment Adviser’s ability to provide investment management services to the Company. The Company is not a subject of the Investigations nor party to the lawsuits described above.

Note 7 — Guarantees

In the normal course of business, the Company enters into contractual agreements that provide general indemnifications against losses, costs, claims and liabilities arising from the performance of individual obligations under such agreements. The Company has had no prior claims or payments pursuant to such agreements. The Company’s individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managers since the registrant last submitted a response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Venture Investors III, LLC

By (Signature and Title)*	/s/ Timothy Leach
Timothy Leach, Co-Chief Executive Officer
(co-principal executive officer)

Date	July 11, 2005

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Chief Executive Officer
(co-principal executive officer)

Date	July 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy Leach
Timothy Leach, Co-Chief Executive Officer
(co-principal executive officer)

Date	July 11, 2005

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Chief Executive Officer
(co-principal executive officer)

Date	July 11, 2005

By (Signature and Title)*	/s/ Robert F. Aufenanger
Robert F. Aufenanger, Treasurer
(principal financial officer)

Date	July 11, 2005

* Print the name and title of each signing officer under his or her signature.